Income Tax (Details) - Schedule of Pre-Tax Accounting Loss from Operations - Previously Reported [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Accounting loss before tax	$ (48,811)	$ (10,818)
Income tax benefit at the applicable tax rate of 30%	(14,643)	(3,245)
Non-deductible expenses	36,406	492
Non-assessable income	(206)	(170)
Deferred tax assets not recognized	700	460
Income tax benefit
Unused tax losses	5,314	4,950
Net unrecognized tax benefit at 30%	$ 6,014	$ 5,410